PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of March 31, 2023 and June 30, 2022.

	March 31, 2023	June 30, 2022
	(Unaudited)
Office equipment at cost	$25,559	$28,623
Less: Accumulated depreciation	(24,925)	(26,600)

Total property, plant, and equipment	$634	$2,023

Depreciation expense for the three months ended March 31, 2023 and 2022 were $450 and $490, respectively. Depreciation expense for the nine months ended March 31, 2023 and 2022 were $1,345 and $1,503, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2022	2021

Office equipment at cost	$28,623	$28,623
Less: Accumulated depreciation	(26,600)	(24,368)

Total property, plant, and equipment	$2,023	$4,255

Depreciation expense for the years ended June 30, 2022 and 2021 were $1,993 and $1,993, respectively.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021